Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following as of September 26, 2015 and December 27, 2014:

	September 26,	December 27,
	2015	2014
Revolving credit facility	$60,000	$—

Long-term debt:

10 1/2% Senior Notes, due 2020:
$153.8 million senior notes, including a $5.5 million net premium at September 26, 2015 and $625.0 million senior notes, including a $26.5 million net premium at December 27, 2014	159,365	651,548
6 1/8% Senior Notes, due 2023:
$350.0 million senior notes, issued at par at September 26, 2015	350,000
Term Loan, due 2022:
$650.0 million term loan, net of $3.1 million discount at September 26, 2015 and $415.7 million term loan, net of $2.3 million discount at December 27, 2014	646,828	413,369
Total	1,156,193	1,064,917
Current portion of long-term debt	8,125	5,275

Long-term debt	$1,148,068	$1,059,642

Debt as of December 27, 2014 and December 28, 2013 is summarized as follows:

	2014	2013
Revolving credit facility	$—	$26,000

Long-term debt:
$625.0 million senior notes, including a $26.5 million net premium at December 27, 2014 and $250 million senior notes, net of $4.0 million discount at December 28, 2013	$651,548	$245,971
$415.7 million term loan, net of $2.3 million discount at December 27, 2014 and $419.9 million, net of $2.9 million discount at December 28, 2013	413,369	417,016

Total	1,064,917	662,987
Current portion of long-term debt	5,275	4,220

Long-term debt	$1,059,642	$658,767

Schedule of Contractual Payments Long-Term Debt

The contractual payments of long-term debt, including current maturities, for the five years subsequent to September 26, 2015, are as follows:

2015 (three months)	$3,250
2016	6,500
2017	6,500
2018	4,875
2019	6,500
2020	161,925
Thereafter	964,250

Total	1,153,800
Plus: Original issue net premium	2,393

Total debt	$1,156,193

The total contractual payments of long-term debt for the five years subsequent to December 27, 2014 are as follows:

2015	$5,275
2016	4,220
2017	4,220
2018	3,165
2019	398,790
Thereafter	625,000

Total	1,040,670
Plus: Original issue net premium	24,247

Total debt	$1,064,917

Summary of Activity for Deferred Financing Fees

The following table presents the activity for the deferred financing fees for the nine months ended September 26, 2015 and September 27, 2014:

Deferred financing fees
Balance — December 27, 2014	$17,215

Loan origination fees	10,911
Amortization	(2,731)
Write off of deferred financing fees	(12,135)

Balance — September 26, 2015	$13,260

Balance — December 28, 2013	$11,485

Loan origination fees	9,281
Amortization	(2,875)

Balance —September 27, 2014	$17,891